Audit fees (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Auditor's remuneration for audit services	€ 13,080,000.00	€ 13,530,000
Auditor's remuneration for other services	710,000	670,000
Auditors ramuneration taxes fess	20,000.00	0
Auditors remuneration for non-audit services	€ 0	€ 0